CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Mar. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues for the six months ended March 31, 2024 and 2023.

	For the six months ended
Customers	March 31, 2024		March 31, 2023
	Amount $	%	Amount $	%
A	674,204	32.9%	-	-
B	441,274	21.5%	24,832	1.9%
C	177,671	8.7%	-	-
D	138,797	6.8%	137,400	10.2%
E	127,923	6.2%	-	-
F	-	-	457,632	34.0%
G	-	-	152,033	11.3%
H	-	-	88,686	6.6%
I	10,234	0.5%	78,297	5.8%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of March 31, 2024 and September 30, 2023.

Customers	March 31, 2024		September 30, 2023
	Amount $	%	Amount $	%
B	351,180	52.5%	213,193	37.5%
J	76,668	11.5%	127,701	22.4%
K	71,302	10.7%	-	-
D	68,363	10.2%	64,757	11.4%
A	35,242	5.3%	-	-
L	2,556	0.4%	76,867	13.5%
F	-	-	36,906	6.5%

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the six months ended March 31, 2024 and 2023.

	For the six months ended
Suppliers	March 31, 2024		March 31,2023
	Amount $	%	Amount $	%
M	332,600	44.3%	-	-
N	239,626	31.9%	-	-
O	94,998	12.7%	-	-
P	35,428	4.7%	-	-
Q	13,816	1.8%	-	-
R	-	-	91,853	28.3%
S	-	-	74,749	23.0%
T	-	-	36,819	11.3%
U	-	-	23,438	7.2%
V	-	-	15,203	4.7%